Retirement benefit obligations - Schedule of Net Retirement Benefits Amounts Recognized in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Defined benefit asset	£ 2,575	£ 2,906
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Defined benefit asset	2,612	2,945	£ 3,532
Present value of funded obligations
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Defined benefit asset	(26,571)	(27,118)	(30,201)
Fair value of scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Defined benefit asset	£ 29,183	£ 30,063	£ 33,733